UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Scharf Fund
Institutional Class – LOGIX
Retail Class – LOGRX

Scharf Multi-Asset Opportunity Fund
Institutional Class – LOGOX
Retail Class – LOGBX

Scharf Global Opportunity Fund
Retail Class – WRLDX

Scharf Alpha Opportunity Fund
Retail Class – HEDJX

SEMI-ANNUAL REPORT

March 31, 2020

Scharf Investments, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically.

You may elect to receive all future reports in paper free of charge.  You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper may apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

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TABLE OF CONTENTS

Letter from the President	2

To Our Shareholders	7

Expense Examples	10

Sector Allocation of Portfolio Assets	13

Schedules of Investments	17

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Statement of Cash Flows	44

Financial Highlights	45

Notes to Financial Statements	51

Notice to Shareholders	72

Householding	73

Approval of Investment Advisory Agreement	74

Privacy Notice	80

SCHARF FUNDS

Letter from the President

Dear Fellow Shareholders,

The six-month period ending March 31, 2020 has been unlike any period in our lifetimes.  In December 2019, the novel coronavirus (or COVID-19) was first identified in Wuhan, China.  On January 21, 2020, the first U.S. case was identified in Washington state.  Just a few months later, more than 3 million people have been infected globally with over 200,000 deaths.  The U.S. has been particularly hard hit.  Our hospitals have been pushed to their limits as 965,000 of our fellow Americans have contracted the disease and more than 50,000 have died.

In just a few short months, the virus has had a profound impact on our way of life.  We are isolated in our homes, socially distanced from our families, friends and neighbors.  So much has been lost.  Our humanity is being tested, as is our patience, and our resolve.  Despite the grim news, the tremendous bravery, sacrifice, and dedication from so many of our doctors, nurses and first responders should be an inspiration to us all.  They are putting their lives at risk, often without the proper rest and protective equipment they need.  In addition, many other essential workers are risking their own lives to ensure the rest of us can put food on the table.  These heroes deserve our thanks and our gratitude.  Without their efforts, things could be so much worse.

Impact of COVID-19 in the U.S.

To “flatten the curve,” many businesses have temporarily shut down.  This is a tremendous sacrifice for workers and businesses.  Many small businesses are in danger of closing for good.  Large corporations from Disney to Best Buy have furloughed thousands of employees as they try to conserve cash.  The results on employment have been swift and devastating.  In just the past five weeks, more than 26.5 million people filed for jobless claims.  To put that into context, only 8.7 million jobs were lost in the Great Recession.  Furthermore, 22.4 million jobs were created between the end of the Recession in 2009 and the start of this crisis in February.  The job growth of the last decade has been completely wiped out in just five weeks.

The immediate impact to the economy has also been profound.  Several major Wall Street firms have estimated the U.S. economy, as measured by GDP, will contract more than 30% in the April-June quarter before recovering in the 3rd and 4th quarters of this year.  In total, the International Monetary Fund (IMF) estimates U.S. GDP will contract 6% in 2020 and forecasts similar declines for major economies like Germany, Japan and the UK.  Unfortunately, single data point estimates are rarely, if ever, useful during unprecedented times like these.

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Uncertainty about the future direction of the economy and earnings is higher than we have ever seen.  Most companies have given up issuing full-year guidance, much less quarterly.  Nobody is sure how long-lasting the pandemic’s impact will be.  In January of this year, consensus estimates for 2020 S&P operating earnings were approximately $175 per share, roughly flat since 2018.  We were already in a mild earnings recession before the pandemic shock.  2020 consensus earnings estimates are now in free-fall as companies begin to report the initial effects of COVID-19.  Investors are hopeful, however, that a 2021 GDP and earnings recovery will be as robust as 2020’s contraction is tragic.  2021 consensus has S&P earnings back to 2018 levels.

While we cross the 2020-2021 chasm, financial market volatility remains high.  Credit markets largely froze in March as sellers had difficulty finding buyers during panicked liquidations.  HYG, an ETF that invests solely in high-yield bonds, fell nearly 22% in three weeks before rallying 18.5% over the next three weeks.  Everything from investment grade to municipal debt initially fell off a cliff before rebounding sharply.  After being up 5% in the first six weeks of 2020, the S&P 500 dropped by more than 37% in just 23 days, only to rally 25% over the next month.  As of April 28, the S&P 500 was down just 10.8% year to date.  A rather extraordinary performance given what is happening in the “real” world.

The powerful rally over the past few weeks, combined with falling estimates, has elevated the S&P’s multiple to nearly 22 times 2020 earnings, compared to only 14.5 times at the end of 2018.  Looking out to 2021, the S&P still trades at 17.4 times.  Not exactly a bargain given the current uncertainty.  By contrast, the weighted average multiple of our portfolio is 15.9 times 2021 estimates.

“Everything, but the Kitchen Sink”

Why did assets quickly rebound despite the uncertainty?  Simply put, Uncle Sam.  The U.S. government and the Federal Reserve moved rapidly to spend and print record amounts of money.  In 2008, it took months for the government to eventually pass a stimulus bill worth $787 billion.  By comparison, congress has already passed four separate spending bills worth a total of nearly $2.5 trillion and it is likely not done yet.

So little time, so much money printing.  Not to be outdone, Fed Chairman Jerome Powell and the Federal Reserve have moved at lightning speed to stabilize credit markets.  From mortgages to high yield bond ETFs, they are buying everything, but the kitchen sink.  As a result, their balance sheet has swelled to an all-time high of $6.5 trillion.  Some have predicted it could rise to as high as $10 trillion before this is over.

We take seriously our commitment to protecting clients’ capital.  We have been through previous market declines and have successfully navigated through multiple market cycles.  It’s often during periods like we are currently in where our investment approach is most useful.  The challenging first quarter was no exception.

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Our Current Positioning

Our investment discipline seeks to mitigate capital loss by buying companies with high earnings predictability at prices that already discount risk.  We know there will invariably be an unforeseen economic contraction or company-specific issue for any company we purchase.  Over the past few years, concerned by the lack of market earnings growth, burgeoning levels of corporate debt and historically high market valuations, we have intentionally sought to increase the defensiveness (high quality earnings and stronger balance sheets) of our portfolios even further while remaining disciplined on price.

Over the past year and continuing into the COVID-19 pandemic, we have been adding exposure to pharmaceuticals, consumer staples, communication companies and recurring subscription-type businesses. Coupled with our existing holdings in commercial software businesses and cash, we believe our portfolios are appropriately positioned to navigate a wide range of outcomes.

Active management is designed to meet this moment.  When we build a portfolio of 30 or so stocks, we seek to distill the thousands of investment opportunities into a select group of higher quality and more attractively priced companies.  Doing that has allowed us to historically mitigate losses and recover faster than the market, including during the Global Financial Crisis.  How do our current portfolio companies compare to a market index like the S&P 500 in terms of positioning?  As of March 31, 2020, our portfolio companies were generally trading at a lower valuation, yet had delivered materially better annual profit growth over a full economic cycle while also offering us a stronger balance sheet. For our part, we will prudently deploy capital only when we are able to identify quality companies with solid fundamentals trading at prices that offer a margin of safety.

The Road Ahead

This is an extraordinary time.  The way forward will look different from the world before this pandemic.  While we do not know exactly how this will turn out, we know it will eventually end.  Humanity has lived through far worse and come out much stronger on the other side.  We will adjust and adapt to COVID-19 and eventually life will slowly return to normal.

My team and I continue to evaluate both the short- and long-term implications of what continues to be a very fluid situation.  We will continue to adjust our portfolios in order to take advantage of opportunities.  On balance, we believe the Funds are defensively positioned with good upside if the impact from the virus is better than expected and far less downside than the overall market if the impact is worse.

Despite the current uncertainty, our best advice to long-term investors is to stay the course.  Although markets (and life) are unpredictable, Ben Graham’s adage that “in the short term, the market is a voting machine, but in the long term, it is a weighing

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machine” still applies.  While things are bound to be challenging for some time, history has shown that human resilience and ingenuity will allow us to come out stronger than ever after we beat COVID-19.  We should remember to count our blessings and be grateful for what we have, and remember that challenging times don’t last forever.  This, too, shall pass.

I sincerely hope that you, your families and those closest to you are healthy and well.  Thank you for your continued trust and confidence in Scharf Investments and the Scharf Funds.  My team and I welcome your comments and the opportunity to respond to your questions.  Please don’t hesitate to reach out to us.

Best regards,

Brian Krawez
President and Portfolio Manager
May 1, 2020

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in securities representing equity or debt. These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods. These risks are greater for emerging markets. The Funds may invest in exchange-traded funds (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund. The Funds follow an investment style that favors relatively low valuations. Investment in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities. The Scharf Alpha Opportunity Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Scharf Alpha Opportunity Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

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Terms and Definitions

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The S&P 500® Growth Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.

The S&P 500® Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics.

The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

The MSCI All Country World Index (Net) is a broad measure of stock performance throughout the world, with the exception of U.S. based companies.

The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.

You cannot invest directly in an index.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy and sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

SCHARF FUNDS

TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2020
SCHARF FUND
					Since	Since
	6	One	Three	Five	Inception	Inception
Cumulative:	Months	Year	Year	Year	12/30/11	1/28/15
Scharf Fund – Institutional Class	-9.99%	-3.90%	9.90%	18.60%	109.29%	N/A
Scharf Fund – Retail Class	-10.11%	-4.16%	8.95%	16.96%	N/A	22.41%
S&P 500® Index	-12.31%	-6.98%	16.11%	38.47%	144.06%	43.61%
(with dividends reinvested)
Annualized:
Scharf Fund – Institutional Class	—	—	3.20%	3.47%	9.36%	N/A
Scharf Fund – Retail Class	—	—	2.90%	3.18%	N/A	3.99%
S&P 500® Index	—	—	5.10%	6.73%	11.42%	7.25%
(with dividends reinvested)

SCHARF MULTI-ASSET OPPORTUNITY FUND
					Since	Since
	6	One	Three	Five	Inception	Inception
Cumulative:	Months	Year	Year	Year	12/31/12	1/21/16
Scharf Multi-Asset Opportunity
Fund – Institutional Class	-6.52%	-1.06%	10.06%	16.70%	59.91%	N/A
Scharf Multi-Asset Opportunity
Fund – Retail Class	-6.64%	-1.30%	9.22%	N/A	N/A	24.24%
Lipper Balanced Funds Index	-8.38%	-4.05%	8.72%	18.76%	50.83%	28.22%
(with dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	3.33%	8.93%	15.18%	17.96%	24.43%	18.13%
S&P 500® Index
(with dividends reinvested)	-12.31%	-6.98%	16.11%	38.47%	110.39%	50.64%
Annualized:
Scharf Multi-Asset Opportunity
Fund – Institutional Class	—	—	3.25%	3.14%	6.69%	N/A
Scharf Multi-Asset Opportunity
Fund – Retail Class	—	—	2.98%	N/A	N/A	5.31%
Lipper Balanced Funds Index	—	—	2.82%	3.50%	5.83%	6.11%
(with dividends reinvested)
Bloomberg Barclays U.S.
Aggregate Bond Index	—	—	4.82%	3.36%	3.06%	4.05%
S&P 500® Index
(with dividends reinvested)	—	—	5.10%	6.73%	10.81%	10.27%

SCHARF FUNDS

SCHARF GLOBAL OPPORTUNITY FUND
					Since
	6	One	Three	Five	Inception
Cumulative:	Months	Year	Year	Year	10/14/14
Scharf Global Opportunity Fund	-9.57%	-4.40%	12.38%	24.89%	39.58%
MSCI All Country World Index (Net)	-14.33%	-11.26%	4.57%	15.08%	24.07%
Annualized:
Scharf Global Opportunity Fund	—	—	3.97%	4.55%	6.30%
MSCI All Country World Index (Net)	—	—	1.50%	2.85%	4.03%

SCHARF ALPHA OPPORTUNITY FUND
					Since
		6	One	Three	Inception
Cumulative:		Months	Year	Year	12/31/15
Scharf Alpha Opportunity Fund		-7.72%	-3.42%	-0.91%	0.13%
HFRX Equity Hedge Index		-11.04%	-9.44%	-6.92%	-4.31%
Bloomberg Barclays U.S. Aggregate Bond Index		3.33%	8.93%	15.18%	19.20%
S&P 500® Index (with dividends reinvested)		-12.31%	-6.98%	16.11%	37.88%
Annualized:
Scharf Alpha Opportunity Fund		—	—	-0.30%	0.03%
HFRX Equity Hedge Index		—	—	-2.36%	-1.03%
Bloomberg Barclays U.S. Aggregate Bond Index		—	—	4.82%	4.22%
S&P 500® Index (with dividends reinvested)		—	—	5.10%	7.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.

The gross expense ratios, as of the Funds’registration statement dated January 28, 2020, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund are 0.99%, 1.24%, 1.46%, 1.71%, 2.08%, and 2.89%, respectively. The net expense ratios, as of the Funds’registration statement dated January 28, 2020, for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Multi-Asset Opportunity Fund Institutional Class, Scharf Multi-Asset Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund represent the percentages paid by investors and are 0.90%, 1.15%, 0.99%, 1.24%, 0.90%, and 1.77%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses, interest, taxes and extraordinary expenses. Scharf Investments, LLC (the “Adviser”), the Funds’ investment adviser, has contractually agreed to waive fees through January 27, 2021 for the Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund. The Scharf Fund charges a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 60 days of purchase. The Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund charge a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 15 days of purchase. Had a redemption fee been included, returns would be lower.

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Dear Fellow Shareholders,

For the six months ended March 31, 2020, the Scharf Fund Institutional Class and Retail Class returned -9.99% and -10.11%, respectively, compared to the -12.31% return for the S&P 500® Index (“S&P 500”).  The key contributors to relative performance for the period were Roche Holding AG, Aon plc, Microsoft Corp, and Kansas City Southern. The key detractors from relative performance were Advanced Auto Parts Inc., Booking Holdings Inc., Wells Fargo & Co., and Comcast Corp. – Class A.

For the six months ended March 31, 2020, the Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class returned -6.52% and -6.64%, respectively, compared to the -8.38% return for the Lipper Balanced Funds Index, 3.33% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and -12.31% return for the S&P 500.  The key contributors to relative performance for the period were Gabelli Equity Trust Preferred Stock, Roche Holding AG, Aon plc and Microsoft Corp. The key detractors from relative performance were Advanced Auto Parts Inc., Booking Holdings Inc., Wells Fargo & Co., and Comcast Corp. – Class A.

For the six months ended March 31, 2020, the Scharf Global Opportunity Fund returned -9.57% compared to the -14.33% return for the MSCI All Country World Index (Net).  The key contributors to relative performance for the period were Domino’s Pizza Group plc, Roche Holding AG, Microsoft Corp., and Kansas City Southern. The key detractors from relative performance were Grupo Televisa S.A.B. – ADR, Advanced Auto Parts Inc., Booking Holdings Inc., and Comcast Corp. – Class A.

For the six months ended March 31, 2020, the Scharf Alpha Opportunity Fund returned -7.72% compared to the -11.04% return for the HFRX Equity Hedge Index, 3.33% return for the Bloomberg Barclays U.S. Aggregate Bond Index, and -12.31% return for the S&P 500.  The key contributors to relative performance for the period were Roche Holding AG, Aon plc, Microsoft Corp., and Allergan plc. The key detractors from relative performance were Advanced Auto Parts Inc., Booking Holdings Inc., Wells Fargo & Co., and Cognizant Technology Solutions Corp. – Class A.

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EXPENSE EXAMPLES at March 31, 2020 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund at the beginning of the period and held for the entire period (10/1/19-3/31/20).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2020 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Scharf Fund	10/1/19	3/31/20	10/1/19-3/31/20	Ratio*
Institutional Class
Actual	$1,000.00	$ 900.10	$4.56	0.96%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Retail Class
Actual	$1,000.00	$ 898.90	$5.89	1.24%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.80	$6.26	1.24%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Multi-Asset	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/19	3/31/20	10/1/19-3/31/20	Ratio*
Institutional Class
Actual	$1,000.00	$ 934.80	$4.74	0.98%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.10	$4.95	0.98%
Retail Class
Actual	$1,000.00	$ 933.60	$5.95	1.23%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.85	$6.21	1.23%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/19	3/31/20	10/1/19-3/31/20	Ratio*
Retail Class
Actual	$1,000.00	$ 904.30	$3.14	0.66%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.70	$3.34	0.66%

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EXPENSE EXAMPLES at March 31, 2020 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
Scharf Alpha	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/19	3/31/20	10/1/19-3/31/20	Ratio*
Retail Class
Actual(1)	$1,000.00	$ 922.80	$7.84	1.63%
Hypothetical (5% return
before expenses)(1)	$1,000.00	$1,016.85	$8.22	1.63%

(1)	Excluding interest expense and dividends on short positions, your actual expenses would be $3.56 and your hypothetical expenses would be $3.74.

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

SCHARF FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2020 (Unaudited)

15.4%
5.7%
10.9%
10.1%
27.2%
5.3%
15.0%
2.7%
2.4%
5.3%
Communication Services – 15.4%
Consumer Discretionary – 5.7%
Consumer Staples – 10.9%
Financials – 10.1%
Healthcare – 27.2%
Industrials – 5.3%
Information Technology – 15.0%
Preferred Stock – 2.7%
U.S. Treasury Bills – 2.4%
Money Market Fund – 5.3%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2020 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2020 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total investments.

SCHARF Alpha OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2020 (Unaudited)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Percentages represent market value as a percentage of total long investments.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares	COMMON STOCKS – 89.28%	Value

	Ambulatory Health Care Services – 2.41%
87,778	Quest Diagnostics, Inc.	$7,048,573

	Banks – 1.86%
190,124	Wells Fargo & Co.	5,456,559

	Beverages – 3.84%
134,013	Heineken N.V. (b)	11,256,678

	Biotechnology – 2.10%
68,365	Alexion Pharmaceuticals, Inc. (a)	6,138,493

	Diversified Financial Services – 5.18%
83,025	Berkshire Hathaway, Inc. – Class B (a)	15,179,461

	Food & Staples Retailing – 4.27%
210,744	CVS Health Corp.	12,503,441

	Food Products – 3.39%
153,805	Danone (b)	9,947,199

	Health Care Providers & Services – 4.80%
104,002	McKesson Corp.	14,067,311

	Insurance – 2.99%
118,580	Progressive Corp.	8,755,947

	Interactive Media & Services – 1.88%
4,730	Alphabet, Inc. – Class C (a) (e)	5,500,091

	Internet & Direct Marketing Retail – 2.66%
5,787	Booking Holdings, Inc. (a)	7,785,367

	Internet Media – 2.07%
60,235	Baidu, Inc. – ADR (a)	6,071,086

	IT Services – 2.62%
165,451	Cognizant Technology Solutions Corp. – Class A	7,688,508

	Media – 7.46%
395,486	Comcast Corp. – Class A	13,596,809
74,702	Liberty Broadband Corp. (a)	8,271,005
		21,867,814
	Personal Products – 3.61%
216,830	Unilever N.V. – ADR	10,579,136

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Shares	COMMON STOCKS – 89.28%, Continued	Value

	Pharmaceutical Preparation
	and Manufacturing – 4.22%
94,224	Johnson & Johnson	$12,355,593

	Pharmaceuticals – 9.34%
15,055	Allergan plc	2,666,241
148,913	Novartis AG – ADR	12,277,877
38,095	Roche Holdings AG (b)	12,429,854
		27,373,972
	Road & Rail – 3.76%
86,633	Kansas City Southern	11,017,985

	Software – 12.36%
151,463	Microsoft Corp.	23,887,230
255,327	Oracle Corp.	12,339,954
		36,227,184
	Specialty Retail – 3.01%
94,623	Advance Auto Parts, Inc.	8,830,218

	Telecommunications – 3.95%
215,590	Verizon Communications, Inc.	11,583,651

	Trading Companies & Distributors – 1.50%
27,805	Watsco, Inc.	4,394,024
	TOTAL COMMON STOCKS
	(Cost $243,476,966)	261,628,291

	PREFERRED STOCK – 2.68%

	Semiconductors &
	Semiconductor Equipment – 2.68%
238,560	Samsung Electronics Co., Ltd., 2.65% (b)	7,858,263
	TOTAL PREFERRED STOCK
	(Cost $3,864,938)	7,858,263

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS – 7.68%	Value

	Money Market Fund – 5.31%
15,568,411	First American Treasury Obligations
	Fund, Class Z, 0.28% (c)	$15,568,411
	TOTAL MONEY MARKET FUND
	(Cost $15,568,411)	15,568,411

Principal
Amount
	U.S. Treasury Bills – 2.37%
$3,880,000	0.00%, 4/2/2020 (d)	3,880,001
3,070,000	0.07%, 7/16/2020 (d)	3,069,378
	TOTAL U.S. TREASURY BILLS
	(Cost $6,936,293)	6,949,379
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,504,704)	22,517,790
	Total Investments in Securities
	(Cost $269,846,608) – 99.64%	292,004,344
	Other Assets in Excess of Liabilities – 0.36%	1,059,456
	TOTAL NET ASSETS – 100.00%	$293,063,800

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2020.
(d)	Rate shown is the discount rate at March 31, 2020.
(e)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares	COMMON STOCKS – 63.15%	Value

	Ambulatory Health Care Services – 1.70%
8,209	Quest Diagnostics, Inc.	$659,183

	Banks – 1.43%
19,266	Wells Fargo & Co.	552,934

	Beverages – 2.84%
13,100	Heineken N.V. (b)	1,100,360

	Biotechnology – 1.40%
6,024	Alexion Pharmaceuticals, Inc. (a)	540,895

	Diversified Financial Services – 3.64%
7,717	Berkshire Hathaway, Inc. – Class B (a)	1,410,899

	Food & Staples Retailing – 2.87%
18,717	CVS Health Corp.	1,110,480

	Food Products – 2.47%
14,773	Danone (b)	955,431

	Health Care Providers & Services – 3.18%
9,116	McKesson Corp.	1,233,030

	Hotels, Restaurants & Leisure – 1.57%
172,750	Domino’s Pizza Group plc (b)	609,385

	Insurance – 2.08%
10,915	Progressive Corp.	805,964

	Interactive Media & Services – 1.20%
400	Alphabet, Inc. – Class C (a) (f)	465,124

	Internet & Direct Marketing Retail – 1.91%
550	Booking Holdings, Inc. (a)	739,926

	Internet Media – 1.46%
5,604	Baidu, Inc. – ADR (a)	564,827

	IT Services – 1.95%
16,283	Cognizant Technology Solutions Corp. – Class A	756,671

	Media – 5.16%
37,195	Comcast Corp. – Class A	1,278,764
6,492	Liberty Broadband Corp. (a)	718,794
		1,997,558
	Personal Products – 2.60%
20,608	Unilever N.V. – ADR	1,005,464

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Shares	COMMON STOCKS – 63.15%, Continued	Value

	Pharmaceutical Preparation
	and Manufacturing – 3.07%
9,073	Johnson & Johnson	$1,189,743

	Pharmaceuticals – 6.47%
1,305	Allergan plc	231,115
13,891	Novartis AG – ADR	1,145,313
3,468	Roche Holdings AG (b)	1,131,559
		2,507,987
	Road & Rail – 2.38%
7,245	Kansas City Southern	921,419

	Software – 8.46%
13,634	Microsoft Corp.	2,150,218
23,312	Oracle Corp.	1,126,669
		3,276,887
	Specialty Retail – 1.95%
8,094	Advance Auto Parts, Inc.	755,332

	Telecommunications – 2.77%
20,004	Verizon Communications, Inc.	1,074,815

	Trading Companies & Distributors – 0.59%
1,437	Watsco, Inc.	227,089
	TOTAL COMMON STOCKS
	(Cost $22,321,752)	24,461,403

	PREFERRED STOCKS – 4.53%

	Closed-End Fund- 2.38%
38,400	Gabelli Equity Trust, Inc. – Series K, 5.00%	921,600

	Semiconductors &
	Semiconductor Equipment – 2.15%
25,280	Samsung Electronics Co., Ltd., 2.65% (b)	832,733
	TOTAL PREFERRED STOCKS
	(Cost $1,360,344)	1,754,333

	EXCHANGE-TRADED FUND – 2.89%
7,558	SPDR Gold Shares (a)	1,118,962
	TOTAL EXCHANGE-TRADED FUND
	(Cost $963,872)	1,118,962

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 6.40%	Value

	Beverages – 0.40%
	Keurig Dr Pepper, Inc.
$150,000	4.057%, 5/25/2023	$156,236

	Biotechnology – 0.39%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	150,328

	Chemicals – 0.14%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	52,743

	Computer and Electronic
	Product Manufacturing – 0.24%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	95,158

	Health Care Providers & Services – 0.39%
	McKesson Corp.
150,000	2.70%, 12/15/2022	151,853

	Internet & Direct Marketing Retail – 0.71%
	eBay, Inc.
125,000	2.875%, 8/1/2021	123,956
150,000	2.60%, 7/15/2022	150,495
		274,451
	Petroleum and Coal
	Products Manufacturing – 1.42%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	550,507

	Road & Rail – 0.20%
	Burlington Northern Santa Fe LLC
75,000	3.05%, 9/1/2022	76,550

	Securities and Commodity Contracts
	Intermediation and Brokerage – 1.89%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	732,477

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Principal
Amount	CORPORATE BONDS – 6.40%, Continued	Value

	Specialty Retail – 0.62%
	Advance Auto Parts, Inc.
$150,000	4.50%, 12/1/2023	$154,399
	L Brands, Inc.
90,000	6.625%, 4/1/2021	84,483
		238,882
	TOTAL CORPORATE BONDS
	(Cost $2,490,577)	2,479,185

	MUNICIPAL BONDS – 9.85%
	California Health Facilities Financing Authority,
	Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,359
	California Health Facilities Financing Authority,
	Revenue Bonds, Persons with
	Developmental Disabilities
40,000	7.11%, 2/1/2021, Series 2011B	41,831
145,000	7.875%, 2/1/2026, Series 2011B	151,935
	California State, General Obligation,
	Highway Safety, Traffic Reduction,
	Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	95,319
	California State, General Obligation, Various Purpose
405,000	5.60%, 11/1/2020	415,097
745,000	6.65%, 3/1/2022, Series 2010	799,489
980,000	7.95%, 3/1/2036, Series 2010	983,900
	City of New York, General Obligation,
	Build America Bonds
75,000	5.887%, 12/1/2024	85,784
35,000	5.424%, 3/1/2025	39,210
	Commonwealth of Massachusetts,
	Build America Bonds
185,000	4.20%, 12/1/2021	187,766

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 9.85%, Continued	Value
	San Francisco Bay Area Toll Authority,
	Revenue Bonds
$100,000	2.025%, 4/1/2020	$100,000
100,000	2.075%, 4/1/2021	100,322
100,000	2.128%, 4/1/2022	100,578
100,000	2.234%, 4/1/2023	100,680
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	37,387
15,000	4.988%, 4/1/2039	15,806
	State of Connecticut, Build America Bonds
100,000	4.807%, 4/1/2022	100,000
240,000	5.20%, 12/1/2022	263,986
25,000	5.30%, 12/1/2023	28,401
10,000	5.027%, 4/1/2024	10,000
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,078
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	16,029
	State of Illinois, Build America Bonds
20,000	5.727%, 4/1/2020	20,000
	State of Maryland, Build America Bonds
20,000	4.20%, 3/1/2021	20,602
5,000	4.55%, 8/15/2024	5,007
	State of Michigan, General Obligation,
	School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	41,428
	State of Ohio, Build America Bonds
35,000	4.621%, 4/1/2020	35,000
	TOTAL MUNICIPAL BONDS
	(Cost $3,794,077)	3,815,994

	U.S. TREASURY INFLATION INDEXED NOTE – 2.18%
844,920	0.125%, 4/15/2020	845,786
	TOTAL U.S. TREASURY INFLATION
	INDEXED NOTE (Cost $844,491)	845,786

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Principal
Amount	OTHER SECURITIES – 2.55%	Value

	Independent Power and Renewable
	Electricity Producers – 2.55%
$26,310	Tennessee Valley Authority, Series A, Power Bond	$655,382
	3.36%, (reset annually @ CMT 30 year index average
	+ 84 bps if lower than current rate), 5/1/2029 (c)
13,475	Tennessee Valley Authority, Series D, PAARS,
	Power Bond	332,833
	3.55%, (reset annually @ CMT 30 year index average
	+ 94 bps if lower than current rate), 6/1/2028 (c)
	TOTAL OTHER SECURITIES
	(Cost $1,028,437)	988,215

Shares	MONEY MARKET FUND – 8.18%
3,168,582	First American Treasury Obligations Fund,
	Class Z, 0.28% (e)	3,168,582
	TOTAL MONEY MARKET FUND
	(Cost $3,168,582)	3,168,582
	Total Investments in Securities
	(Cost $35,972,132) – 99.73%	38,632,460
	Other Assets in Excess of Liabilities – 0.27%	104,634
	TOTAL NET ASSETS – 100.00%	$38,737,094

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2020.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2020, the value of these investments was $150,328 or 0.39% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of March 31, 2020.
(f)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares	COMMON STOCKS – 89.79%	Value

	Ambulatory Health Care Services – 2.38%
4,858	Quest Diagnostics, Inc.	$390,098

	Auto Components – 0.19%
10,108	Nexen Corp. (b)	30,307

	Beverages – 2.00%
3,910	Heineken N.V. (b)	328,428

	Biotechnology – 2.00%
3,651	Alexion Pharmaceuticals, Inc. (a)	327,823

	Diversified Financial Services – 4.34%
3,886	Berkshire Hathaway, Inc. – Class B (a)	710,477

	Food & Staples Retailing – 5.93%
16,367	CVS Health Corp.	971,054

	Food Products – 2.63%
6,672	Danone (b)	431,506

	Health Care Providers & Services – 4.61%
5,585	McKesson Corp.	755,427

	Hotels, Restaurants & Leisure – 4.10%
190,625	Domino’s Pizza Group plc (b)	672,440

	Household Durables – 3.89%
10,778	Sony Corp. – ADR	637,842

	Insurance – 4.69%
84,865	AIA Group Ltd. (b)	767,893

	Interactive Media & Services – 2.26%
7,554	Tencent Holdings Ltd. – ADR	370,826

	Internet & Direct Marketing Retail – 2.90%
353	Booking Holdings, Inc. (a)	474,898

	Internet Media – 3.39%
5,513	Baidu, Inc. – ADR (a)	555,655

	IT Services – 2.94%
10,370	Cognizant Technology Solutions Corp. – Class A	481,894

	Media – 9.17%
22,886	Comcast Corp. – Class A	786,821
123,525	Grupo Televisa S.A.B. – ADR	716,445
		1,503,266

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Shares	COMMON STOCKS – 89.79%, Continued	Value

	Personal Products – 3.76%
12,610	Unilever N.V. – ADR	$615,242

	Pharmaceutical Preparation
	and Manufacturing – 4.19%
5,239	Johnson & Johnson	686,990

	Pharmaceuticals – 8.90%
8,682	Novartis AG – ADR	715,831
18,299	Roche Holding AG – ADR	742,390
		1,458,221
	Road & Rail – 2.15%
2,767	Kansas City Southern	351,907

	Software – 8.74%
4,666	Microsoft Corp.	735,875
14,415	Oracle Corp.	696,677
		1,432,552
	Specialty Retail – 3.07%
5,385	Advance Auto Parts, Inc.	502,528

	Trading Companies & Distributors – 1.56%
4,065	Ferguson plc (b)	255,284
	TOTAL COMMON STOCKS
	(Cost $15,174,164)	14,712,558

	PREFERRED STOCKS – 7.46%

	Auto Components – 0.35%
14,157	Nexen Corp., 3.61% (b)	27,387
19,025	Nexen Tire Corp., 5.70% (b)	30,163
		57,550
	Capital Markets – 0.27%
1,800	Korea Investment Holdings Co., Ltd., 9.82% (b)	44,580

	Containers & Packaging – 0.05%
5,450	NPC, 5.93% (b)	7,924

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Shares	PREFERRED STOCKS – 7.46%, Continued	Value

	Personal Products – 0.38%
1,870	AMOREPACIFIC Group, 1.67% (b)	$28,111
65	LG Household & Health Care Ltd., 1.71% (b)	34,173
		62,284
	Semiconductors &
	Semiconductor Equipment – 6.41%
31,895	Samsung Electronics Co., Ltd., 2.65% (b)	1,050,634
	TOTAL PREFERRED STOCKS
	(Cost $943,937)	1,222,972

	MONEY MARKET FUND – 4.16%
680,777	First American Treasury Obligations Fund,
	Class Z, 0.28% (c)	680,777
	TOTAL MONEY MARKET FUND
	(Cost $680,777)	680,777
	Total Investments in Securities
	(Cost $16,798,878) – 101.41%	16,616,307
	Liabilities in Excess of Other Assets – (1.41)%	(230,898)
	TOTAL NET ASSETS – 100.00%	$16,385,409

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

COUNTRY ALLOCATION

Country Allocation	% of Net Assets
United States	49.4%
Switzerland	9.2%
Republic of Korea	7.9%
Netherlands	5.9%
China	5.8%
Hong Kong	4.8%
Mexico	4.5%
United Kingdom	4.2%
Japan	4.0%
France	2.7%
Jersey	1.6%
100.0%
The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited)

Shares	COMMON STOCKS – 93.88%	Value

	Ambulatory Health Care Services – 2.53%
4,506	Quest Diagnostics, Inc.	$361,832

	Banks – 1.97%
9,811	Wells Fargo & Co.	281,576

	Beverages – 3.85%
6,571	Heineken N.V. (b)	551,944

	Biotechnology – 2.01%
3,198	Alexion Pharmaceuticals, Inc. (a)	287,148

	Diversified Financial Services – 5.47%
4,278	Berkshire Hathaway, Inc. – Class B (a) (d)	782,147

	Food & Staples Retailing – 4.46%
10,761	CVS Health Corp. (d)	638,450

	Food Products – 3.30%
7,296	Danone (b)	471,862

	Health Care Providers & Services – 4.72%
4,992	McKesson Corp. (d)	675,218

	Insurance – 2.94%
5,704	Progressive Corp.	421,183

	Interactive Media & Services – 1.84%
227	Alphabet, Inc. – Class C (a) (e)	263,958

	Internet & Direct Marketing Retail – 2.90%
308	Booking Holdings, Inc. (a) (d)	414,359

	Internet Media – 2.79%
3,966	Baidu, Inc. – ADR (a)	399,733

	IT Services – 2.59%
7,991	Cognizant Technology
	Solutions Corp. – Class A (d)	371,342

	Media – 7.57%
18,770	Comcast Corp. – Class A (d)	645,312
3,962	Liberty Broadband Corp. (a)	438,673
		1,083,985
	Personal Products – 3.68%
10,806	Unilever N.V. – ADR	527,225

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Shares	COMMON STOCKS – 93.88%, Continued	Value

	Pharmaceutical Preparation
	and Manufacturing – 4.77%
5,205	Johnson & Johnson	$682,532

	Pharmaceuticals – 9.25%
735	Allergan plc (d)	130,169
7,402	Novartis AG – ADR (d)	610,294
1,787	Roche Holdings AG (b)	583,072
		1,323,535
	Road & Rail – 3.65%
4,107	Kansas City Southern (d)	522,328

	Semiconductors &
	Semiconductor Equipment – 1.43%
206	Samsung Electronics Co., Ltd. (b)	204,558

	Software – 13.15%
8,268	Microsoft Corp. (d)	1,303,947
11,953	Oracle Corp. (d)	577,688
		1,881,635
	Specialty Retail – 3.14%
4,812	Advance Auto Parts, Inc. (d)	449,056

	Telecommunications – 4.10%
10,921	Verizon Communications, Inc.	586,785

	Trading Companies & Distributors – 1.77%
1,607	Watsco, Inc.	253,954
	TOTAL COMMON STOCKS
	(Cost $12,789,339)	13,436,345

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2020 (Unaudited), Continued

Shares	MONEY MARKET FUND – 0.71%	Value
101,063	First American Treasury Obligations
	Fund, Class Z, 0.28% (c)	$101,063
	TOTAL MONEY MARKET FUND
	(Cost $101,063)	101,063
	Total Investments in Securities
	(Cost $12,890,402) – 94.59%	13,537,408
	Other Assets in Excess of Liabilities – 5.41%	774,328
	TOTAL NET ASSETS – 100.00%	$14,311,736

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2020.
(d)	All or a portion of the security has been segregated for open short positions.
(e)	Non-voting shares.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2020 (Unaudited)

Shares	SECURITIES SOLD SHORT – 48.35%	Value

	Exchange-Traded Funds – 48.35%
19,758	Invesco QQQ Trust Series 1	$3,761,923
12,249	SPDR S&P 500 ETF Trust	3,157,180
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $6,587,162)	$6,919,103

ETF	Exchange-Traded Fund

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

(This Page Intentionally Left Blank.)

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2020 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$269,846,608 and $35,972,132, respectively)	$292,004,344	$38,632,460
Receivables:
Investments sold	724,545	—
Fund shares issued	1,004,955	—
Dividends and interest	307,492	119,919
Dividend tax reclaim	196,247	22,126
Prepaid expenses	30,302	21,890
Total assets	294,267,885	38,796,395
LIABILITIES
Payables:
Investments purchased	292,168	—
Fund shares redeemed	515,263	—
Advisory fees	209,493	14,912
Shareholder servicing fees	64,258	12,030
Administration and fund accounting fees	32,071	8,646
Audit fees	11,149	11,149
12b-1 distribution fees	50,636	4,064
Custody fees	6,132	2,314
Transfer agent fees and expenses	6,116	2,517
Shareholder reporting	14,356	825
Chief Compliance Officer fee	1,895	1,895
Legal fees	450	949
Accrued other expenses	98	—
Total liabilities	1,204,085	59,301
NET ASSETS	$293,063,800	$38,737,094
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$232,793,482	$33,659,669
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	6,076,848	1,153,963
Net asset value, offering and redemption price per share	$38.31	$29.17
Retail Shares
Net assets applicable to shares outstanding	$60,270,318	$5,077,425
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	1,580,809	174,300
Net asset value, offering and redemption price per share	$38.13	$29.13
COMPOSITION OF NET ASSETS
Paid-in capital	$258,015,268	$33,966,436
Total distributable earnings	35,048,532	4,770,658
Net assets	$293,063,800	$38,737,094

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2020 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$16,798,878 and $12,890,402, respectively)	$16,616,307	$13,537,408
Deposits at broker for short securities	—	7,812,712
Receivables:
Investments sold	—	149,141
Dividends and interest	48,188	9,146
Dividend tax reclaim	13,906	10,242
Due from Adviser (Note 4)	5,168	4,967
Prepaid expenses	13,535	16,480
Total assets	16,697,104	21,540,096
LIABILITIES
Securities sold short (proceeds $0
and $6,587,162, respectively)	—	6,919,103
Payables:
Due to custodian	169	135,526
Dividends on short positions	—	22,946
Investments purchased	—	112,184
Fund shares redeemed	268,113	—
Audit fees	10,399	10,399
Shareholder servicing fees	8,945	7,544
12b-1 distribution fees	11,805	9,520
Administration and fund accounting fees	5,171	4,951
Legal fees	833	753
Chief Compliance Officer fee	1,895	1,621
Custody fees	2,279	1,653
Transfer agent fees and expenses	1,386	1,586
Shareholder reporting	696	574
Accrued other expenses	4	—
Total liabilities	311,695	7,228,360
NET ASSETS	$16,385,409	$14,311,736
CALCULATION OF NET ASSET VALUE PER SHARE
Retail Shares
Net assets applicable to shares outstanding	$16,385,409	$14,311,736
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	667,989	611,990
Net asset value, offering and
redemption price per share	$24.53	$23.39
COMPOSITION OF NET ASSETS
Paid-in capital	$15,846,531	$14,168,481
Total distributable earnings	538,878	143,255
Net assets	$16,385,409	$14,311,736

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2020 (Unaudited)

		Scharf Multi-Asset
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $162,633
and $16,220, respectively)	$3,142,119	$357,661
Interest	206,577	166,398
Total income	3,348,696	524,059
Expenses
Advisory fees (Note 4)	1,607,618	230,169
Shareholder servicing fees – Institutional Class (Note 6)	100,750	20,341
Shareholder servicing fees – Retail Class (Note 6)	36,703	2,908
12b-1 distribution fees – Retail Class (Note 5)	91,756	7,271
Administration and fund accounting fees (Note 4)	73,691	25,587
Transfer agent fees and expenses (Note 4)	18,285	7,346
Custody fees (Note 4)	18,218	6,232
Registration fees	17,037	16,423
Audit fees	11,257	11,257
Reports to shareholders	9,934	2,474
Trustee fees and expenses	9,302	7,571
Miscellaneous expenses	5,596	3,287
Chief Compliance Officer fee (Note 4)	4,326	4,326
Legal fees	3,409	1,630
Insurance expense	2,649	1,004
Total expenses	2,010,531	347,826
Less: advisory fee waiver (Note 4)	(173,704)	(112,711)
Net expenses	1,836,827	235,115
Net investment income	1,511,869	288,944
REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	15,482,325	2,520,119
Foreign currency	(3,244)	(16)
Net change in unrealized appreciation/(depreciation) on:
Investments	(50,360,906)	(5,264,248)
Foreign currency	(2,020)	542
Net realized and unrealized loss on
investments and foreign currency	(34,883,845)	(2,743,603)
Net Decrease in Net Assets
Resulting from Operations	$(33,371,976)	$(2,454,659)

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2020 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $19,519 and $7,148, respectively)	$163,177	$159,782
Interest	1,897	25,523
Total income	165,074	185,305
Expenses
Advisory fees (Note 4)	90,438	86,552
Administration and fund accounting fees (Note 4)	14,846	14,674
12b-1 distribution fees – Retail Class (Note 5)	13,683	13,114
Audit fees	10,507	10,508
Registration fees	10,044	10,207
Shareholder servicing fees – Retail Class (Note 6)	8,222	7,868
Trustee fees and expenses	7,437	7,414
Custody fees (Note 4)	6,033	5,520
Chief Compliance Officer fee (Note 4)	4,326	4,452
Miscellaneous expenses	3,920	4,090
Transfer agent fees and expenses (Note 4)	3,841	4,498
Reports to shareholders	2,161	2,049
Legal fees	2,011	2,243
Insurance expense	837	854
Interest expense	12	34
Total expenses before dividends
on short positions	178,318	174,077
Dividends on short positions	—	64,461
Total expenses before advisory fee waiver
and expense reimbursement	178,318	238,538
Less: advisory fee waiver and
expense reimbursement (Note 4)	(118,267)	(96,268)
Net expenses	60,051	142,270
Net investment income	105,023	43,035
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, FOREIGN CURRENCY
AND SECURITIES SOLD SHORT
Net realized gain/(loss) on:
Investments	649,924	1,094,641
Foreign currency	(114)	(233)
Securities sold short	—	(1,026,305)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,603,420)	(2,365,111)
Foreign currency	86	11
Securities sold short	—	1,014,726
Net realized and unrealized loss on investments,
foreign currency and securities sold short	(1,953,524)	(1,282,271)
Net Decrease in Net Assets
Resulting from Operations	$(1,848,501)	$(1,239,236)

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,511,869	$1,898,972
Net realized gain/(loss) from:
Investments	15,482,325	33,775,602
Foreign currency	(3,244)	(11,255)
Net change in unrealized appreciation/(depreciation) on:
Investments	(50,360,906)	(8,852,369)
Foreign currency	(2,020)	(774)
Net increase/(decrease) in net assets
resulting from operations	(33,371,976)	26,810,176
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class shares	(23,633,870)	(28,255,080)
Net dividends and distributions to shareholders –
Retail Class shares	(5,863,332)	(5,377,670)
Total distributions to shareholders	(29,497,202)	(33,632,750)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(14,804,658)	(43,009,473)
Total decrease in net assets	(77,673,836)	(49,832,047)
NET ASSETS
Beginning of period	370,737,636	420,569,683
End of period	$293,063,800	$370,737,636

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2020		Year Ended
	(Unaudited)		September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	522,946	$22,435,163	1,113,298	$47,530,698
Shares issued on
reinvestments of distributions	517,328	23,455,656	651,632	28,129,135
Shares redeemed*	(1,413,117)	(61,327,281)	(2,811,686)	(121,321,264)
Net decrease	(372,843)	$(15,436,462)	(1,046,756)	$(45,661,431)
* Net of redemption fees of		$5,286		$5,295

Retail Class
	Six Months Ended
	March 31, 2020		Year Ended
	(Unaudited)		September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	52,347	$2,172,778	364,282	$15,090,609
Shares issued on
reinvestments of distributions	129,801	5,861,794	124,893	5,376,209
Shares redeemed*	(183,630)	(7,402,768)	(422,279)	(17,814,860)
Net increase/(decrease)	(1,482)	$631,804	66,896	$2,651,958
* Net of redemption fees of		$—		$1,893

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$288,944	$597,612
Net realized gain/(loss) from:
Investments	2,520,119	3,216,027
Foreign currency	(16)	(1,448)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,264,248)	(400,752)
Foreign currency	542	(121)
Net increase/(decrease) in net assets
resulting from operations	(2,454,659)	3,411,318
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Institutional Class	(2,923,716)	(2,944,104)
Net dividends and distributions to shareholders –
Retail Class	(403,881)	(411,268)
Total distributions to shareholders	(3,327,597)	(3,355,372)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(5,219,827)	(4,043,336)
Total decrease in net assets	(11,002,083)	(3,987,390)
NET ASSETS
Beginning of period	49,739,177	53,726,567
End of period	$38,737,094	$49,739,177

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)  A summary of share transactions is as follows:

Institutional Class
	Six Months Ended
	March 31, 2020		Year Ended
	(Unaudited)		September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	29,726	$986,301	140,340	$4,376,973
Shares issued on
reinvestments of distributions	87,938	2,894,053	97,356	2,943,076
Shares redeemed	(271,181)	(9,089,966)	(311,157)	(9,972,288
Net decrease	(153,517)	$(5,209,612)	(73,461)	$(2,652,239)

Retail Class
	Six Months Ended
	March 31, 2020		Year Ended
	(Unaudited)		September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,367	$352,168	21,463	$694,067
Shares issued on
reinvestments of distributions	12,280	403,882	13,613	411,268
Shares redeemed*	(24,862)	(766,265)	(79,671)	(2,496,432)
Net decrease	(1,215)	$(10,215)	(44,595)	$(1,391,097)
* Net of redemption fees of		$756		$—

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$105,023	$217,488
Net realized gain/(loss) from:
Investments	649,924	1,666,106
Foreign currency	(114)	(2,027)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,603,420)	(1,662,539)
Foreign currency	86	165
Net increase/(decrease) in net assets
resulting from operations	(1,848,501)	219,193
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(1,748,951)	(2,215,779)
Total distributions to shareholders	(1,748,951)	(2,215,779)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	2,219,971	(8,593,115)
Total decrease in net assets	(1,377,481)	(10,589,701)
NET ASSETS
Beginning of period	17,762,890	28,352,591
End of period	$16,385,409	$17,762,890

(a)   A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2020		Year Ended
	(Unaudited)		September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	97,790	$2,735,942	38,774	$1,128,226
Shares issued on
reinvestments of distributions	58,221	1,748,951	82,036	2,215,780
Shares redeemed	(80,417)	(2,264,922)	(434,137)	(11,937,121)
Net increase/(decrease)	75,594	$2,219,971	(313,327)	$(8,593,115)

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$43,035	$60,839
Net realized gain/(loss) from:
Investments	1,094,641	1,460,590
Foreign currency	(233)	10
Securities sold short	(1,026,305)	(973,876)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,365,111)	(7,313)
Foreign currency	11	(3)
Securities sold short	1,014,726	603,618
Net increase/(decrease) in net assets
resulting from operations	(1,239,236)	1,143,865
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(60,850)	—
Total distributions to shareholders	(60,850)	—
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(2,848,445)	(3,677,674)
Total decrease in net assets	(4,148,531)	(2,533,809)
NET ASSETS
Beginning of period	18,460,267	20,994,076
End of period	$14,311,736	$18,460,267

(a)   A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2020		Year Ended
	(Unaudited)		September 30, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	8,250	$210,281	59,820	$1,449,489
Shares issued on
reinvestments of distributions	1,797	46,338	—	—
Shares redeemed*	(124,095)	(3,105,064)	(211,460)	(5,127,163)
Net decrease	(114,048)	$(2,848,445)	(151,640)	$(3,677,674)
* Net of redemption fees of		$—		$172

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENT OF CASH FLOWS For the Six Months Ended March 31, 2020 (Unaudited)

Increase/(decrease) in cash —

Cash flows from operating activities:
Net decrease in net assets from operations	$(1,239,236)
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(5,002,305)
Proceeds for sales of investment securities	8,513,581
Proceeds on securities sold short	537,182
Closed short sale transactions	(3,821,141)
Proceeds for short-term investments, net	2,191
Increase in dividends and interest receivable	(9,380)
Increase in receivable for securities sold	(149,141)
Increase in due from Adviser	(3,966)
Increase in prepaid expenses and other assets	(9,999)
Increase in payable for securities purchased	112,184
Decrease in payable for dividends on short positions	(11,345)
Increase in accrued administration fees	76
Decrease in 12b-1 distribution and service fees	(1,564)
Decrease in compliance fees	(48)
Decrease in custody fees	(71)
Decrease in transfer agent fees and expenses	(40)
Increase in other accrued expenses	117,538
Unrealized appreciation on securities	1,350,417
Net realized gain on investments	(68,368)
Net cash provided by operating activities	316,565

Cash flows from financing activities:
Proceeds from shares sold	210,281
Payment on shares redeemed	(3,105,064)
Distributions paid in cash	(14,512)
Net cash used in financing activities	(2,909,295)

Net decrease in cash	(2,592,730)

Cash and deposits held at broker:
Beginning balance	10,405,442
Ending balance	$7,812,712

Supplemental information:
Non-cash financing activities not included herein consists of dividend
reinvestment of dividends and distributions	$—
Cash paid for interest	$123

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$46.21		$46.72	$44.08	$40.47	$38.24	$39.00

Income from
investment operations:
Net investment income^	0.20		0.23	0.26	0.09	0.06	0.03
Net realized and unrealized
gain/(loss) on investments
and foreign currency	(4.22)		2.99	3.61	3.59	3.53	0.60
Total from
investment operations	(4.02)		3.22	3.87	3.68	3.59	0.63

Less distributions:
From net
investment income	(0.24)		(0.39)	(0.08)	(0.07)	(0.02)	(0.03)
From net realized
gain on investments	(3.64)		(3.34)	(1.15)	—	(1.34)	(1.36)
Total distributions	(3.88)		(3.73)	(1.23)	(0.07)	(1.36)	(1.39)
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value,
end of period	$38.31		$46.21	$46.72	$44.08	$40.47	$38.24

Total return	-9.99	%‡	7.61%	8.93%	9.10%	9.52%	1.62%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$232,794		$298,028	$350,205	$488,084	$508,930	$377,974
Ratio of expenses
to average net assets:
Before fee waivers	1.05	%†	1.06%	1.08%	1.20%	1.19%	1.26%
After fee waivers	0.96	%†	0.96%	0.96%	1.07%	1.05%	1.13%
Ratio of net investment
income/(loss) to average
net assets:
Before fee waivers	0.80	%†	0.44%	0.47%	0.09%	0.02%	(0.05)%
After fee waivers	0.89	%†	0.54%	0.59%	0.22%	0.16%	0.08%
Portfolio turnover rate	34.90	%‡	47.87%	39.71%	21.63%	30.58%	33.85%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months						January 28,
	Ended						2015*
	March 31,						to
	2020		Year Ended September 30,				September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$45.95		$46.43	$43.87	$40.32	$38.21	$38.85

Income from
investment operations:
Net investment
income/(loss)^	0.14		0.11	0.12	(0.02)	(0.05)	(0.02)
Net realized and unrealized
gain/(loss) on investments
and foreign currency	(4.20)		2.98	3.59	3.57	3.52	(0.62)
Total from
investment operations	(4.06)		3.09	3.71	3.55	3.47	(0.64)

Less distributions:
From net
investment income	(0.12)		(0.23)	—	—	(0.02)	—
From net realized
gain on investments	(3.64)		(3.34)	(1.15)	—	(1.34)	—
Total distributions	(3.76)		(3.57)	(1.15)	—	(1.36)	—
Paid-in capital
from redemption fees	—		0.00 ^#	0.00 ^#	0.00 ^#	0.00 ^#	0.00	^#
Net asset value,
end of period	$38.13		$45.95	$46.43	$43.87	$40.32	$38.21

Total return	-10.11	%‡	7.32%	8.58%	8.80%	9.20%	-1.65	%‡

Ratios/supplemental data:
Net assets, end of
period (thousands)	$60,270		$72,710	$70,365	$88,843	$98,293	$41,551
Ratio of expenses to
average net assets:
Before fee waivers	1.33	%†	1.34%	1.39%	1.47%	1.47%	1.53	%†
After fee waivers	1.24	%†	1.24%	1.27%	1.34%	1.34%	1.34	%†
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers	0.53	%†	0.16%	0.16%	(0.17)%	(0.25)%	(0.27	)%†
After fee waivers	0.62	%†	0.26%	0.28%	(0.04)%	(0.12)%	(0.08	)%†
Portfolio turnover rate	34.90	%‡	47.87%	39.71%	21.63%	30.58%	33.85	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
**	Portfolio turnover calculated for the year ended September 30, 2015.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2020		Year Ended September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$33.55		$33.58	$32.27	$30.60	$29.60	$30.46

Income from
investment operations:
Net investment income^	0.21		0.38	0.34	0.15	0.14	0.08
Net realized and unrealized
gain/(loss) on investments
and foreign currency	(2.12)		1.70	1.67	1.94	2.08	0.34
Total from
investment operations	(1.91)		2.08	2.01	2.09	2.22	0.42

Less distributions:
From net
investment income	(0.43)		(0.49)	(0.07)	(0.20)	(0.07)	(0.10)
From net realized
gain on investments	(2.04)		(1.62)	(0.63)	(0.22)	(1.15)	(1.18)
Total distributions	(2.47)		(2.11)	(0.70)	(0.42)	(1.22)	(1.28)
Paid-in capital from
redemption fees	—		—	—	0.00 ^#	0.00 ^#	0.00 ^#
Net asset value,
end of period	$29.17		$33.55	$33.58	$32.27	$30.60	$29.60

Total return	-6.52	%‡	6.89%	6.32%	6.94%	7.68%	1.38%

Ratios/supplemental data:
Net assets, end
of period (thousands)	$33,660		$43,865	$46,366	$60,061	$53,485	$47,064
Ratio of expenses
to average net assets:
Before fee waivers	1.47	%†	1.45%	1.44%	1.47%	1.47%	1.45%
After fee waivers	0.98	%†	0.98%	0.97%	1.02%	1.08%	1.20%
Ratio of net investment
income to average
net assets:
Before fee waivers	0.78	%†	0.71%	0.59%	0.04%	0.08%	0.00%
After fee waivers	1.27	%†	1.18%	1.06%	0.49%	0.47%	0.25%
Portfolio turnover rate	29.70	%‡	45.52%	36.29%	30.04%	34.43%	39.09%

^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF MULTI-ASSET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months					January 21,
	Ended					2016*
	March 31,					to
	2020		Year Ended September 30,			September 30,
	(Unaudited)		2019	2018	2017	2016
Net asset value,
beginning of period	$33.47		$33.44	$32.16	$30.54	$27.68

Income from
investment operations:
Net investment income^	0.17		0.29	0.26	0.07	0.05
Net realized and unrealized
gain/(loss) on investments
and foreign currency	(2.12)		1.72	1.65	1.94	2.81
Total from investment operations	(1.95)		2.01	1.91	2.01	2.86

Less distributions:
From net investment income	(0.35)		(0.36)	(0.00)	(0.17)	—
From net realized
gain on investments	(2.04)		(1.62)	(0.63)	(0.22)	—
Total distributions	(2.39)		(1.98)	(0.63)	(0.39)	—
Paid-in capital from redemption fees	0.00^#		—	—	—	—
Net asset value, end of period	$29.13		$33.47	$33.44	$32.16	$30.54

Total return	-6.64	%‡	6.66%	6.00%	6.68%	10.33	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,077		$5,874	$7,361	$8,998	$6,990
Ratio of expenses to average net assets:
Before fee waivers	1.72	%†	1.70%	1.70%	1.73%	1.75	%†
After fee waivers	1.23	%†	1.23%	1.23%	1.28%	1.30	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	0.55	%†	0.45%	0.33%	(0.21)%	(0.23	)%†
After fee waivers	1.04	%†	0.92%	0.80%	0.24%	0.22	%†
Portfolio turnover rate	29.70	%‡	45.52%	36.29%	30.04%	34.43	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
**	Portfolio turnover calculated for the year ended September 30, 2016.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months						October 14,
	Ended						2014*
	March 31,						to
	2020		Year Ended September 30,				September 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value,
beginning of period	$29.98		$31.30	$29.76	$26.89	$24.87	$24.00

Income from
investment operations:
Net investment income	0.19		0.37	0.31	0.18 ^	0.16	0.19
Net realized and unrealized
gain/(loss) on investments
and foreign currency	(2.48)		0.90	3.05	3.03	3.06	0.71
Total from
investment operations	(2.29)		1.27	3.36	3.21	3.22	0.90

Less distributions:
From net
investment income	(0.41)		(0.28)	(0.21)	(0.14)	(0.20)	(0.03)
From net realized
gain on investments	(2.75)		(2.31)	(1.61)	(0.20)	(1.00)	—
Total distributions	(3.16)		(2.59)	(1.82)	(0.34)	(1.20)	(0.03)
Paid-in capital
from redemption fees	—		—	0.00 ^#	0.00 ^#	—	—
Net asset value,
end of period	$24.53		$29.98	$31.30	$29.76	$26.89	$24.87

Total return	-9.57	%‡	4.92%	11.72%	12.10%	13.21%	3.75	%‡

Ratios/supplemental data:
Net assets, end
of period (thousands)	$16,385		$17,763	$28,353	$30,307	$27,444	$18,348
Ratio of expenses
to average net assets:
Before fee waivers and
expense reimbursement	1.95	%†	1.96%	1.72%	1.90%	1.97%	2.36	%†
After fee waivers and
expense reimbursement	0.66	%†	0.59%	0.52%	0.65%	0.55%	0.50	%†
Ratio of net investment income/
(loss) to average net assets:
Before fee waivers and
expense reimbursement	(0.14	)%†	(0.31)%	(0.26)%	(0.60)%	(0.74)%	(1.01	)%†
After fee waivers and
expense reimbursement	1.15	%†	1.06%	0.94%	0.65%	0.68%	0.85	%†
Portfolio turnover rate	37.22	%‡	73.90%	65.99%	75.78%	52.75%	60.44	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
**	Portfolio turnover calculated for the period ended September 30, 2015.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	Six Months					December 31,
	Ended					2015*
	March 31,					to
	2020		Year Ended September 30,			September 30,
	(Unaudited)		2019	2018	2017	2016
Net asset value,
beginning of period	$25.43		$23.92	$24.20	$24.52	$24.00

Income from
investment operations:
Net investment income/(loss)	0.07		0.09	(0.04)	(0.19)	(0.21)	^
Net realized and unrealized gain/(loss)
on investments, foreign currency
and securities sold short	(2.03)		1.42	0.23	(0.03)	0.73
Total from investment operations	(1.96)		1.51	0.19	(0.22)	0.52

Less distributions:
From net investment income	(0.08)		—	—	—	—
From net realized
gain on investments	—		—	(0.47)	(0.10)	—
Total distributions	(0.08)		—	(0.47)	(0.10)	—
Paid-in capital from redemption fees	—		—	0.00 ^#	—	—
Net asset value, end of period	$23.39		$25.43	$23.92	$24.20	$24.52

Total return	-7.72	%‡	6.31%	0.79%	-0.89%	2.17	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,312		$18,460	$20,994	$25,129	$25,021
Ratio of expenses to average net assets:
Before fee waivers and
expense reimbursement	2.73	%†	2.78%	2.88%	3.15%	3.98	%†
After fee waivers and
expense reimbursement	1.63	%†	1.66%	1.84%	2.14%	2.53	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers and
expense reimbursement	(0.61	)%†	(0.81)%	(1.12)%	(1.77)%	(2.62	)%†
After fee waivers and
expense reimbursement	0.49	%†	0.31%	(0.08)%	(0.76)%	(1.17	)%†
Portfolio turnover rate	29.69	%‡	54.42%	59.57%	27.42%	25.13	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The investment objective of the Scharf Alpha Opportunity Fund is to seek long-term capital appreciation and to provide returns above inflation while exposing investors to less volatility than typical equity investments. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011 and January 28, 2015, respectively. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012 and January 21, 2016, respectively.

The Scharf Global Opportunity Fund commenced operations on October 14, 2014. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 419,054 shares on October 14, 2014. The fair value and cost of securities received by the Fund was $7,814,245 and $6,536,468, respectively. In addition, the Fund received $2,243,043 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Scharf Alpha Opportunity Fund commenced operations on December 31, 2015. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 184,713 shares on December 31, 2015. The fair value and cost of securities received by the Fund was $3,729,932 and $3,291,912, respectively. In addition, the Fund received $703,175 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Funds and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2017 – 2019, or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

H.
Leverage and Short Sales: The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
New Accounting Pronouncements: In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

Management has adopted these amendments as currently required and these are reflected in the Scharf Multi-Asset Opportunity Fund’s financial statements and related disclosures.  The Scharf Fund, the Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund are not impacted by ASU 2017-08.

The adoption of ASU 2017-08 represents a change in accounting principle for the Scharf Multi-Asset Opportunity Fund. Prior to the adoption, the Fund did not amortize premium on callable debt securities utilizing a yield-to-maturity methodology.

The Scharf Multi-Asset Opportunity Fund adopted ASU 2017-08 using the modified retrospective approach with an effective date of October 1, 2019. The cumulative effect of the adoption is presented as an adjustment to the opening balances of amortized cost and unrealized appreciation/(depreciation).

The following table presents the impact of the adoption of ASU 2017-08 on the Fund’s statements of assets and liabilities effective October 1, 2019:

Statements of Assets and Liabilities
	September 30, 2019
			As Adjusted
			for Adoption
	As Reported	Adjustment	of ASU 2017-08
Cost of investments	$41,470,681	$(158,717)	$41,311,964
Net unrealized
appreciation/(depreciation)
on investments*	7,765,859	158,717	7,924,576

In accordance with the ASU 2017-08 disclosure requirements, the following tables present the adjustments to remove the effects of adopting ASU 2017-08 on the Fund’s financial statements as of and for the six months ended March 31, 2020:

Statements of Assets and Liabilities
	March 31, 2020
			Without Adoption
	As Reported	Adjustment	of ASU 2017-08
Cost of investments	$35,972,132	$181,066	$36,153,198
Net unrealized
appreciation/(depreciation)
on investments*	2,660,328	(181,066)	2,479,262

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

	For the Six Months Ended March 31, 2020
			Without Adoption
	As Reported	Adjustment	of ASU 2017-08
Statement of Operations
Investment Income:
Interest income	$166,398	$22,349	$188,747
Total investment income	524,059	22,349	546,408
Net investment income	288,944	22,349	311,293
Realized and unrealized
gain/(loss) on investments
and foreign currency:
Realized gain/(loss)	2,520,103	—	2,520,103
Net change in unrealized
appreciation/(depreciation)
on investments	(5,263,706)	(22,349)	(5,286,055)
Net realized and unrealized
gain/(loss) on investments	(2,743,603)	(22,349)	(2,765,952)

*	Net unrealized appreciation/(depreciation) on investments is a component of total distributable earnings under the “Net Assets Consist of” caption on the Fund’s statements of assets and liabilities.

The adoption of ASU 2017-08 had no impact to either the Fund’s net assets or net asset value per share.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Refer to Note 12 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Restricted Securities: The Funds’ may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law.  Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At March 31, 2020, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933.  There were no other restricted investments held by the Funds at March 31, 2020.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2020:

Scharf Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$45,022,642	$—	$—	$45,022,642
Consumer Discretionary	16,615,585	—	—	16,615,585
Consumer Staples	31,783,013	—	—	31,783,013
Financials	29,391,967	—	—	29,391,967
Healthcare	79,487,383	—	—	79,487,383
Industrials	15,412,009	—	—	15,412,009
Information Technology	43,915,692	—	—	43,915,692
Total Common Stocks	261,628,291	—	—	261,628,291
Preferred Stock
Information Technology	7,858,263	—	—	7,858,263
Total Preferred Stock	7,858,263	—	—	7,858,263
Money Market Fund	15,568,411	—	—	15,568,411
U.S. Treasury Bills	—	6,949,379	—	6,949,379
Total Investments
in Securities	$285,054,965	$6,949,379	$—	$292,004,344

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

Scharf Multi-Asset Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,102,326	$—	$—	$4,102,326
Consumer Discretionary	2,104,643	—	—	2,104,643
Consumer Staples	3,061,254	—	—	3,061,254
Financials	2,769,797	—	—	2,769,797
Healthcare	7,241,317	—	—	7,241,317
Industrials	1,148,508	—	—	1,148,508
Information Technology	4,033,558	—	—	4,033,558
Total Common Stocks	24,461,403	—	—	24,461,403
Preferred Stocks
Closed-End Funds	921,600	—	—	921,600
Information Technology	832,733	—	—	832,733
Total Preferred Stocks	1,754,333	—	—	1,754,333
Exchange-Traded Fund	1,118,962	—	—	1,118,962
Fixed Income
Corporate Bonds	—	2,479,185	—	2,479,185
Municipal Bonds	—	3,815,994	—	3,815,994
Total Fixed Income	—	6,295,179	—	6,295,179
U.S. Treasury Inflation
Indexed Note	—	845,786	—	845,786
Other Securities	988,215	—	—	988,215
Money Market Fund	3,168,582	—	—	3,168,582
Total Investments
in Securities	$31,491,495	$7,140,965	$—	$38,632,460

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

Scharf Global Opportunity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,429,747	$—	$—	$2,429,747
Consumer Discretionary	2,318,016	—	—	2,318,016
Consumer Staples	1,375,175	—	—	1,375,175
Financials	1,478,370	—	—	1,478,370
Healthcare	4,589,613	—	—	4,589,613
Industrials	607,191	—	—	607,191
Information Technology	1,914,446	—	—	1,914,446
Total Common Stocks	14,712,558	—	—	14,712,558
Preferred Stocks
Consumer Discretionary	57,550	—	—	57,550
Consumer Staples	62,284	—	—	62,284
Financials	44,580	—	—	44,580
Information Technology	1,050,634	—	—	1,050,634
Materials	7,924	—	—	7,924
Total Preferred Stocks	1,222,972	—	—	1,222,972
Money Market Fund	680,777	—	—	680,777
Total Investments
in Securities	$16,616,307	$—	$—	$16,616,307

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

Scharf Alpha Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Communication Services	$2,334,462	$—	$—	$2,334,462
Consumer Discretionary	863,414	—	—	863,414
Consumer Staples	1,551,031	—	—	1,551,031
Financials	1,484,906	—	—	1,484,906
Healthcare	3,968,716	—	—	3,968,716
Industrials	776,282	—	—	776,282
Information Technology	2,457,534	—	—	2,457,534
Total Common Stocks	13,436,345	—	—	13,436,345
Money Market Fund	101,063	—	—	101,063
Total Investments
in Securities	$13,537,408	$—	$—	$13,537,408
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$6,919,103	$—	$—	$6,919,103
Total Securities Sold Short	$6,919,103	$—	$—	$6,919,103

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2020, the end of the reporting period. There were no transfers between levels during the six months ended March 31, 2020.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”)  has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Scharf Investments, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Scharf Fund pays fees calculated at an annual rate of 0.89% based upon the average daily net assets of the Fund. The Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund pay fees calculated at an annual rate of 0.99% based upon the average daily net assets of each Fund.  For the six months ended March 31, 2020, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Expense Caps
Scharf Fund	0.89%
Scharf Multi-Asset Opportunity Fund	0.88%
Scharf Global Opportunity Fund	0.54%*
Scharf Alpha Opportunity Fund	0.65%

Percent of average daily net assets of each Fund.

* Effective January 29, 2020, the expense cap changed from 0.35% to 0.54%.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended March 31, 2020, the Adviser reduced its fees in the amount of $173,704, $112,711, $118,267, and $96,268, for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund, respectively.

No amounts were recouped by the Adviser.  The expense limitation for the Funds will remain in effect through at least January 27, 2021.  The Expense Caps may be terminated only by the Board of Trustees (the “Board”) of the Trust.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

		Scharf Multi-Asset		Scharf Global		Scharf Alpha
		Opportunity		Opportunity		Opportunity
Scharf Fund		Fund		Fund		Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
9/30/20	$388,591	9/30/20	$150,444	9/30/20	$174,280	9/30/20	$130,339
9/30/21	605,893	9/30/21	280,214	9/30/21	358,682	9/30/21	230,304
9/30/22	399,212	9/30/22	243,918	9/30/22	282,233	9/30/22	218,755
3/31/23	173,704	3/31/23	112,711	3/31/23	118,267	3/31/23	96,268
	$1,567,400		$787,287		$933,462		$675,666

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2020 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp.  As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of Trustees has approved a new distribution agreement to enable Quasar to continue serving as the Funds’ Distributor.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

NOTE 5 – 12B-1 DISTRIBUTION FEES

The Retail Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2020, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2020, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.

NOTE 7 – LINES OF CREDIT

The Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund have unsecured lines of credit in the amount of $20,000,000, $5,000,000, $2,200,000, and $1,500,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2020, the Scharf Fund did not draw upon its line of credit. During the six months ended March 31, 2020, the Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund drew on its line of credit.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

The Scharf Multi-Asset Opportunity Fund had an outstanding average balance of $4,383, paid a weighted average interest rate of 4.75%, and incurred interest expense of $0.  The maximum borrowing by the Fund occurred on February 10, 2020 in the amount of $760,000.

The Scharf Global Opportunity Fund had an outstanding average balance of $1,705, paid a weighted average interest rate of 4.93%, and incurred interest expense of $12.  The maximum borrowing by the Fund occurred on October 29, 2019 in the amount of $95,000.

The Scharf Alpha Opportunity Fund had an outstanding average balance of $5,186, paid a weighted average interest rate of 4.65%, and incurred interest expense of $34.  The maximum borrowing by the Fund occurred on February 4, 2020 in the amount of $307,000.

At March 31, 2020 the Funds had no outstanding loan amounts.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$114,292,041	$142,692,156
Scharf Multi-Asset Opportunity Fund	12,878,363	21,192,939
Scharf Global Opportunity Fund	6,996,367	6,592,405
Scharf Alpha Opportunity Fund	5,002,305	8,513,581

During the six months ended March 31, 2020, there were no purchases and sales of U.S. Government securities in the Funds.

For the six months ended March 31, 2020, the Scharf Alpha Opportunity Fund had $537,182 and $3,821,141 of proceeds from short sales and buy cover transactions, respectively.  This activity is included in the portfolio turnover disclosed in the financial highlights.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2019, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Scharf
		Multi-Asset
	Scharf	Opportunity
	Fund	Fund
Cost of investments (a)	$299,127,149	$41,637,602
Gross unrealized appreciation	87,176,883	9,073,702
Gross unrealized depreciation	(15,519,292)	(1,474,764)
Net unrealized appreciation (a)	71,657,591	7,598,938
Net unrealized depreciation
on foreign currency	(520)	(43)
Undistributed ordinary income	1,370,823	466,270
Undistributed long-term capital gains	24,889,816	2,487,749
Total distributable earnings	26,260,639	2,954,019
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$97,917,710	$10,552,914

	Scharf Global	Scharf Alpha
	Opportunity	Opportunity
	Fund	Fund
Cost of investments (a)	$15,463,165	$6,617,845
Gross unrealized appreciation	3,717,350	2,806,561
Gross unrealized depreciation	(1,219,777)	(1,294,544)
Net unrealized appreciation (a)	2,497,573	1,512,017
Net unrealized appreciation
on foreign currency	42	—
Undistributed ordinary income	234,767	60,850
Undistributed long-term capital gains	1,403,948	—
Total distributable earnings	1,638,715	60,850
Other accumulated gains/(losses)	—	(129,526)
Total accumulated earnings/(losses)	$4,136,330	$1,443,341

(a)
The difference between book-basis and tax basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

At September 30, 2019, the Scharf Alpha Opportunity Fund had a short-term capital loss carryforward of $129,526

The capital losses may be carried forward indefinitely to offset future gains.

The tax character of distributions paid during the six months ended March 31, 2020 and the year ended September 30, 2019 was as follows:

	March 31, 2020		September 30, 2019
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Scharf Fund	$1,639,766	$27,857,436	$3,284,040	$30,348,710
Scharf Multi-Asset
Opportunity Fund	571,880	2,755,717	755,170	2,600,202
Scharf Global
Opportunity Fund	265,211	1,483,740	541,046	1,674,733
Scharf Alpha
Opportunity Fund	60,850	—	—	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2019.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2020, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Scharf Fund	Retail Class	Institutional Class
Morgan Stanley Smith Barney LLC	—	50.43%
National Financial Services LLC	83.47%	—

Scharf Multi-Asset Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	100.00%	88.23%

Scharf Global Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	70.53%	—

Scharf Alpha Opportunity Fund	Retail Class	Institutional Class
Charles Schwab & Co., Inc.	61.71%	—
Pershing LLC	26.56%	—

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign and Emerging Market Securities Risk.  Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

loss for the Funds.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require a Fund to employ fair value procedures to value its holdings in such investments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Short Sales Risk (Scharf Alpha Opportunity Fund).  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Leverage Risk (Scharf Alpha Opportunity Fund).  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2020 (Unaudited), Continued

NOTE 12 – SUBSEQUENT EVENTS

•
By unanimous written consent on March 31, 2020, at the recommendation of Scharf Investments, LLC (the “Adviser”), investment adviser of the Scharf Fund (the “Fund”), the Board of Trustees of the Trust approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Fund’s expense cap for the Fund from 0.89% to 0.79% and to lower the management fee from 0.89% to 0.78%, respectively, effective April 1, 2020. The new expense cap will be in place at least through April 1, 2021.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2020 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-Q and Form N-PORT is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS
HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund
Scharf Alpha Opportunity Fund

At meetings held on October 23-24 and December 4-5, 2019, the Board (which was at the time comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) on behalf of each of the Scharf Fund, Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”), Scharf Global Opportunity Fund (the “Global Opportunity Fund”) and Scharf Alpha Opportunity Fund (the “Alpha Opportunity Fund”) (collectively, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program and business continuity plan, and risk management process.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser in person to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2019 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

Scharf Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-year period and underperformed for the three- and five-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year period and underperformed over the three- and five-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed its similar account composite for the one-, three-, and five-year periods.

Multi-Asset Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one and five-year periods and underperformed for the three-year period. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index over the one-year period and underperformed over the three- and five-year periods ended. The Board also noted that the Fund outperformed its secondary benchmark index for the one-, three- and five-year periods.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the three-year period and underperformed for the one- and five-year periods.

Global Opportunity Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one and three-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index over the one-year period and underperformed over the three-year period.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Adviser stated it does not manage any other accounts similarly to the Fund.

Alpha Opportunity Fund: The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-year period and underperformed for the three-year period. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index over the one- and three-year periods. The Board also noted that the Fund outperformed its secondary benchmark index for the one-year period and underperformed for the three-year period.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed composite for the one- and three-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and to the Adviser’s similarly managed separate accounts for other types of clients, if applicable, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board considered the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Scharf Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.24% for Retail Class shares and 0.99% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratios were above the peer group median and average for both the Retail Class and Institutional Class. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios for the Retail Class and Institutional Class were also above the peer group median and average. The Board also noted that the contractual advisory fee was above its peer group median and average, and also above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund as of the

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

year ended June 30, 2019, were above the peer group median and average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

Multi-Asset Fund: The Board noted that the Adviser had contractually agreed to maintain annual expense ratios for the Fund of 1.23% for Retail Class shares and 0.98% for Institutional Class shares (the “Expense Caps”).  The Board noted that Fund’s total expense ratios were above the peer group median and average for the Retail Class and Institutional Class. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratios for the Retail Class and Institutional Class were above the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was significantly above its peer group median and average, and that the contractual advisory fee was also significantly above its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Adviser from the Fund as of the year ended June 30, 2019, were slightly below the peer group median and above the average.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

Global Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Retail Class shares of 0.70%.  The Board noted that the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average.  The Board noted that the Fund’s contractual advisory fee was above the peer group median and average, and also above the peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund as of the year ended June 30, 2019.  The Board also considered that the Adviser does not manage any other accounts similarly to that of the Fund.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Alpha Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for Retail Class shares (the “Expense Cap”).  The Board noted that Fund’s total expense ratio was below the peer group median and average. Additionally, the Board noted that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the Fund’s total expense ratio was below the peer group median and average.  Additionally, the Board noted that the contractual advisory fee was below its peer group median and average, and that the contractual advisory fee was also below its peer group median and average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Adviser received no advisory fees from the Fund as of the year ended June 30, 2019.  The Board considered that the management fee charged to the Fund was generally lower than the fees charged by the Adviser to its separately managed account clients at lower asset levels and higher at higher asset levels.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds.  The Board also considered that the Funds utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

from its relationship with the Funds.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund, Multi-Asset Fund, Global Opportunity Fund and Alpha Opportunity Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

SCHARF FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Scharf Investments, LLC
5619 Scotts Valley Drive, Suite 140
Scotts Valley, CA 95066

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)   Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

     (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  6/9/20

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date 6/9/20

* Print the name and title of each signing officer under his or her signature.